Common, subordinated and preferred units (Tables)	6 Months Ended
Jun. 30, 2021
Common, subordinated and preferred units
Schedule of movements in the number of units, subordinated units and preferred units

The following table shows the movements in the number of common units and preferred units from December 31, 2019 until June 30, 2021:

		Common	8.75% Series A
	Common	Units	Preferred
(in units)	Units Public	Höegh LNG	Units
December 31, 2019	18,028,786	15,257,498	6,625,590
September 4, 2020; Awards to non-employee directors as compensation for directors' fees	3,882	—	—
September 15, 2020; Awards to non-employee directors as compensation for directors' fees	7,764	—	—
October 23, 2020; Awards to non-employee directors as compensation for directors' fees	3,882	—	—
Phantom units issued to CEO/CFO during 2020	6,627	—	—
ATM program (from January 1, 2020 to December 31, 2020)	—	—	126,743
December 31, 2020	18,050,941	15,257,498	6,752,333
ATM program (from January 1, 2021 to June 30, 2021)	52,603	—	336,992
June 21, 2021; Awards to non-employee directors as compensation for directors' fees	7,176	—	—
June 30, 2021	18,110,720	15,257,498	7,089,325